FINANCIAL INSTRUMENTS	6 Months Ended
Jun. 30, 2025
Investments, All Other Investments [Abstract]
FINANCIAL INSTRUMENTS
NOTE 6 -	FINANCIAL INSTRUMENTS

A.
Hedging Activities

The Company enters into forward contracts, and currency options to hedge its balance sheet exposure as well as certain future cash flows in connection with certain operating expenses (mainly payroll and related expenses) and forecast transactions which are expected to be denominated mainly in NIS. The Company is exposed to losses in the event of non-performance by counterparties to financial instruments; however, as the counterparties are major Israeli banks, credit risk is considered immaterial. The Company does not hold or issue derivatives for trading purposes. The notional amounts of the hedging instruments as of June 30, 2025 and December 31, 2024 were $38,123 and $48,321 respectively. The terms of all of these currency derivatives are less than one year.

The estimated fair values of the derivative instruments are determined based on market rates to settle the instruments. The fair value of the Company’s derivative contracts (including forwards and options) is determined using standard valuation models. The significant inputs used in these models are readily available in public markets or can be derived from observable market transactions and, therefore, the Company’s derivative contracts have been classified as Level 2.

B.	Derivative Instruments The fair value of derivative contracts as of June 30, 2025 and December 31, 2024 was as follows:

	Derivative Assets Reported in Other Current Assets		Derivative Liabilities Reported in Other Current Liabilities
	As of June 30, 2 0 2 5	As of December 31, 2 0 2 4	As of June 30, 2 0 2 5	As of December 31, 2 0 2 4
Derivatives designated as hedging instruments in cash flow hedge	2,312	617	-	-

The impact of derivative instrument on operating income for the six months ended June 30, 2025 and 2024 was:

	Six months ended June 30,
	2 0 2 5	2 0 2 4
Cost of revenues:
Products	(111)	(12)
Services	(42)	(4)
Total cost of revenues	(153)	(16)
Operating expenses:
Research and development, net	(271)	(27)
Sales and marketing	(83)	(8)
General and administrative	(187)	(20)
Total operating expenses	(541)	(55)
Gain on derivative instruments	(694)	(71)